Condensed Interim Statement of Loss and Comprehensive Loss - Streamex Exchange Corporation [Member] - CAD ($)	3 Months Ended	9 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Restructuring Cost and Reserve [Line Items]
REVENUE	$ 283,831
COST OF REVENUE	(243,808)
GROSS MARGIN	40,023
OPERATING EXPENSES
Legal fees	41,725	$ 207,916
Accounting (Note 6)	22,500	37,500
Consulting fees (Note 6)	185,591	647,888
Bank charges	405	665
Foreign exchange (gain)	(1,565)	(3,192)
Office and general expenses	6,591	8,044
Stock based compensation (Note 5)		788,500
Total operating expenses	255,247	1,687,321
Interest Income		453
Loss and comprehensive loss for the period	$ (215,224)	$ (1,686,868)
Loss per share - basic	$ (0.01)	$ (0.34)
Loss per share - diluted	$ (0.01)	$ (0.34)
Weighted average number of common shares outstanding, basic	41,362,840	4,995,899
Weighted average number of common shares outstanding, diluted	41,362,840	4,995,899